Debt and Warrants - Additional Information (Details)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 08, 2022 USD ($)	May 02, 2022 USD ($)	Nov. 19, 2021 USD ($) $ / shares	Sep. 30, 2023 USD ($) Bitcoins $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) Bitcoins $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 Bitcoins	Nov. 19, 2023 $ / shares	Oct. 09, 2022 USD ($)	Sep. 01, 2021 USD ($)	Dec. 31, 2020	Jul. 01, 2020 USD ($)
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage	11.00%
Gain loss on extinguishment of debt										$ (51,079,000)	$ (19,824,000)
Unamortized debt discount				$ 14,923,000				$ 14,923,000		$ 16,977,000
Proceeds from medium term notes payable								$ 7,795,000	$ 9,781,000
Minimum percentage of mined currency to be maintained in deposits				50.00%				50.00%		50.00%
Bitcoins owned and deposited				$ 20.00	$ 1,460			$ 20.00	1,460	$ 3,067.000	238,818
Interest expenses				8,013,000	$ 17,952,000			21,022,000	22,756,000	14,367,000	4,231,000
Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument face value				$ 12,348,000				12,348,000		$ 4,553,000
Liability with unobservable inputs issued during the period						$ 7,712,000		$ 22,353,000
Debt instrument stated interest rate percentage				15.00%				15.00%		15.00%
Debt instrument effective interest rate percentage				22.50%				22.50%		22.50%
Warrants and Rights Outstanding, Term				5 years				5 years
Debt Instrument, Increase, Accrued Interest								$ 806,000
Promissory Note [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest								$ 400,000
Warrant [Member]
Debt Instrument [Line Items]
Liability with unobservable inputs issued during the period										$ 57,133,000	29,234,000
If Effective Time Does Not Occur On Or Prior To The Maturity Date [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price per unit | $ / shares				$ 0.01				$ 0.01		$ 0.01
Warrants issuable to purchase shares outstanding post merger				2.51%				2.51%		2.25%
If Effective Time Occurs On Or Prior To The Maturity Date [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price per unit | $ / shares				$ 0.01				$ 0.01		$ 0.01
Warrants issuable to purchase shares outstanding post merger				1.40%				1.40%		0.5625%
Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Origination fees payable			$ 8,000,000
Fourth Amended And Restated Loan Agreement [Member] | Block Chain Warrants [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by each warrant or right | shares				1,377,778				1,377,778		1,377,778
Class of warrants or rights exercise price per unit | $ / shares				$ 0.01				$ 0.01		$ 0.01
Percentage of units exchanged as a percentage of outstanding common stock post merger				10.00%				10.00%		10.00%
Tranche One Two Three Four And Additional Tranches One Two And Three [Member] | Fourth Amended And Restated Loan Agreement [Member]
Debt Instrument [Line Items]
Interest expenses								$ 21,029,000	22,711,000	$ 5,721,000	4,138,000
Debt related fees and issuance costs								9,851,000	$ 3,517,000	8,605,000	47,000
Block Chain [Member] | Amended And Restated Notes Payable Agreement One [Member]
Debt Instrument [Line Items]
Debt extinguishment fee percentage																10.00%
Minimum interest coverage ratio							2.5
Minimum liquidity to be maintained							$ 1,500,000
Minimum liquidity to be maintained as a percentage of note balance							10.00%
Class of warrants or rights number of securities covered by each warrant or right | shares							10
Class of warrants or rights exercise price per unit | $ / shares							$ 1
Class of warrants or rights expiry date							Jul. 30, 2028
Warrants classified as part of shareholders equity							$ 15,000
Block Chain [Member] | Amended And Restated Notes Payable Agreement Two [Member]
Debt Instrument [Line Items]
Debt instrument face value															$ 126,746,000
Block Chain [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value			535,375,000
Gain loss on extinguishment of debt											19,824,000
Deferred debt issuance costs written off											8,000
Gross discount associated with fair value of warrants issued											29,234,000
Origination costs in connection with debt issuance											8,000,000
Debt issuance costs allocated to fair value of warrants											$ 17,418,000
Unamortized debt discount										0
Block Chain [Member] | Fourth Amended And Restated Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value														$ 57,433,000
Long term debt maturity date														Sep. 23, 2025
Long term debt bearing fixed interest rate percentage														10.00%
Gain loss on extinguishment of debt								51,079,000		51,079,000
Debt instrument principal amount outstanding after restructuring										57,433,000
Block Chain [Member] | Fourth Amended And Restated Loan Agreement [Member] | Warrant [Member]
Debt Instrument [Line Items]
Liability with unobservable inputs issued during the period								$ 49,421,000		$ 49,421,000
Block Chain [Member] | Tranche One And Two [Member] | Amended And Restated Notes Payable Agreement One [Member]
Debt Instrument [Line Items]
Debt instrument face value																	$ 16,500,000
Block Chain [Member] | Tranche One And Two [Member] | Amended And Restated Notes Payable Agreement Two [Member]
Debt Instrument [Line Items]
Long term debt maturity date															Sep. 23, 2025
Block Chain [Member] | Tranche Two [Member] | Amended And Restated Notes Payable Agreement One [Member]
Debt Instrument [Line Items]
Debt instrument face value																	10,000,000
Block Chain [Member] | Tranche Two [Member] | Amended And Restated Notes Payable Agreement One [Member] | Cryptocurrency Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument face value																	$ 2,400,000
Notes Payable In Other Currency | Bitcoins				238				238				238
Block Chain [Member] | Tranche Two [Member] | Amended And Restated Notes Payable Agreement One [Member] | Cryptocurrency Note Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage																	13.00%
Block Chain [Member] | Tranche Two [Member] | Amended And Restated Notes Payable Agreement One [Member] | Cryptocurrency Note Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage																	7.00%
Block Chain [Member] | Tranche Two [Member] | Amended And Restated Notes Payable Agreement One [Member] | US Dollar Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument face value																	$ 7,600,000
Block Chain [Member] | Tranche Two [Member] | Amended And Restated Notes Payable Agreement One [Member] | US Dollar Note Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage																	18.00%
Block Chain [Member] | Tranche Two [Member] | Amended And Restated Notes Payable Agreement One [Member] | US Dollar Note Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage																	10.00%
Block Chain [Member] | Tranche Two [Member] | Amended And Restated Notes Payable Agreement Two [Member]
Debt Instrument [Line Items]
Debt instrument face value															$ 83,000,000
Debt extinguishment fee percentage											15.00%
Long term debt bearing fixed interest rate percentage											9.00%
Block Chain [Member] | Tranche Two [Member] | Amended And Restated Notes Payable Agreement Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage											11.00%
Block Chain [Member] | Tranche Two [Member] | Amended And Restated Notes Payable Agreement Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage											9.00%
Block Chain [Member] | First Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value			44,375,000
Block Chain [Member] | Additional First Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value			2,000,000
Block Chain [Member] | Second Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value			89,000,000
Block Chain [Member] | Third Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value			200,000,000
Block Chain [Member] | Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value			$ 200,000,000
Long term debt bearing fixed interest rate percentage			15.00%
Block Chain [Member] | Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Condition One [Member]
Debt Instrument [Line Items]
Prepayment fees as a percentage of interest payable for the unexpired period			30.00%
Block Chain [Member] | Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Condition Two [Member]
Debt Instrument [Line Items]
Prepayment fees as a percentage of interest payable for the unexpired period			15.00%
Block Chain [Member] | Tranche One Additional Tranche Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Long term debt maturity date			Sep. 23, 2025
Block Chain [Member] | Subsequent Second Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Origination costs of loan incurred			$ 8,000,000
Block Chain [Member] | Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Percentage of proceeds from loans used to fund working capital needs			25.00%
Block Chain [Member] | Additional First Tranche Loan And Second Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage		7.00%	7.00%
Proceeds from medium term notes payable		$ 6,000,000
Block Chain [Member] | First Tranche Loan Second Tranche Loan And Third Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Prepayment fees as a percentage of interest payable for the unexpired period			15.00%
Proceeds from medium term notes payable	$ 1,531,000
Block Chain [Member] | First Tranche Loan Second Tranche Loan And Third Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage			11.00%
Block Chain [Member] | First Tranche Loan Second Tranche Loan And Third Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage			9.00%
Block Chain [Member] | First Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Supplemental Warrants [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price per unit | $ / shares			$ 10										$ 10
Warrants to be issued as a percentage of fully diluted equity upon consummation of merger if no loan is borrowed			2.25%
Percentage of warrants transferrable without any restrictions			75.00%
Block Chain [Member] | First Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Maximum [Member] | Supplemental Warrants [Member]
Debt Instrument [Line Items]
Warrants to be issued as a percentage of fully diluted equity upon consummation of merger			3.00%
Block Chain [Member] | First Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Minimum [Member] | Supplemental Warrants [Member]
Debt Instrument [Line Items]
Warrants to be issued as a percentage of fully diluted equity upon consummation of merger			1.85%
Block Chain [Member] | Tranche One [Member] | Amended And Restated Notes Payable Agreement Two [Member]
Debt Instrument [Line Items]
Long term debt outstanding including embedded derivatives															33,746,000
Block Chain [Member] | Tranche One [Member] | Amended And Restated Notes Payable Agreement Two [Member] | Deemed US Dollar Denominated Loan [Member]
Debt Instrument [Line Items]
Debt instrument face value															43,746,000
Block Chain [Member] | Tranche One [Member] | Amended And Restated Notes Payable Agreement Two [Member] | Deemed US Dollar Denominated Loan [Member] | Additional Debt One [Member]
Debt Instrument [Line Items]
Debt instrument face value															10,000,000
Initial deposit payable towards supply agreement															$ 10,000,000